Concentration and Risks (Details) - Foreign currency exchange rate risk	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2008
Concentration and Risks
Foreign currency exchange appreciation rate risk Percentage	6.50%
Foreign currency exchange depreciation rate risk Percentage		1.60%	5.00%
Minimum
Concentration and Risks
Foreign currency exchange appreciation rate risk Percentage				20.00%